Interest in Associates - Additional Informations (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017
Disclosure of associates and joint ventures [line items]
Share of net profit of associates under equity method		¥ 1,588	$ 243	¥ 1,359	¥ 2,477
Group's effective interest		20.65%	20.65%	20.65%
China Tower Corporation Limited ("Tower Company") [member]
Disclosure of associates and joint ventures [line items]
Share of net profit of associates under equity method	¥ 793
Group's effective interest	20.65%	20.65%	20.65%	20.65%		28.10%
Realization of unrealized profit	¥ 682
Fair value of investments in associates for which there are quoted market prices		¥ 34,873		¥ 56,000
Impairment of investment		¥ 0